Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Taxes
Components of loss from continuing operations before
income
taxes for the years ended December 31 were as follows (in thousands):

	2021	2020	2019
United States	$(17,859)	$(763,664)	$(51,520)
Foreign	(966)	(10,521)	(2,328)

Total loss before income taxes	$(18,825)	$(774,185)	$(53,848)

Schedule of Components of Income Tax Expense (Benefit)
During 2021, significant components of income tax expense were as follows (in thousands):

2021
Current
U.S. Federal	$—
State & Local	304
Foreign	—

Total current income tax expense (benefit)	304

Deferred
U.S. Federal	—
State & Local	—
Foreign	—

Total deferred income tax expense (benefit)	—

Total income tax expense (benefit)	$304

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income taxes computed at the U.S. federal statutory income tax rate of 21%
to our income tax expense was as follows:

2021
At U.S. statutory tax rate	21.0%
State income taxes	(1.1)%
Foreign rate differential	0.3%
Pass-through loss / (income)	(14.3)%
Noncontrolling interest	(2.7)%
Change in valuation allowance	(3.5)%
Warrants remeasurement	(1.4)%
Other	0.1%

Total income tax expense (benefit)	(1.6)%

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2021, our deferred tax balances consisted of the following (in thousands):

2021
Deferred Tax Assets
Net operating loss	$9,670
Interest carryforward	15,206
Investment in partnerships	120,706
Other	132

Total deferred tax assets	145,714

Valuation allowance	(145,668)

Total deferred tax assets net of valuation allowance	46

Deferred Tax Liabilities
Other	46

Total Deferred Tax Liabilities	46

Net Deferred Tax Asset / Liabilities	$—

Summary Of Valuation Allowance